Income Taxes (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Loss before Income Taxes
The following table presents the components of loss before income taxes (in thousands):

	Year Ended December 31,
	2018	2019	2020
U.S.	(63,467)	(48,650)	(56,758)
Foreign	(1,479)	(3,532)	(821)
Total	(64,946)	(52,182)	(57,579)

Schedule of Components of Provision for Benefit from Income Taxes
The following table presents the components of the (provision for) benefit from income taxes (in thousands):

	Year Ended December 31,
	2018	2019	2020
Current tax expense:
U.S. Federal	$—	$—	$—
State	—	(29)	(5)
Foreign	(9)	(91)	(204)
Total current	(9)	(120)	(209)
Deferred tax expense:
U.S. Federal	—	—	—
State	—	—	—
Foreign	278	588	303
Total deferred tax benefit	278	588	303
Total income tax benefit	$269	$468	$94

Schedule of Reconciliation of Statutory Federal Rate to the Company's Effective Tax rate
The following table presents a reconciliation of the statutory federal rate to the Company’s effective tax rate:

	Year Ended December 31,
	2018	2019	2020
Federal income taxes at statutory rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	1.8	1.7	1.6
Tax credits	1.3	1.6	0.2
Equity compensation	(1.1)	(1.0)	(0.9)
Change in valuation allowance	(21.3)	(20.6)	(20.9)
Other, net	(1.3)	(1.8)	(0.8)
Effective income tax rate	0.4%	0.9%	0.2%

Schedule of Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities (in thousands):

	December 31,
	2019	2020
Deferred tax assets:
Net operating loss carryforward	$46,810	$55,649
Tax credit carryforward	2,199	2,298
Reserves and accruals	1,030	909
Stock based compensation	498	1,011
Property, plant and equipment	—	214
Other	21	898
Total deferred tax assets	50,558	60,979
Less: Deferred tax assets valuation allowance	(45,180)	(57,225)
Total deferred tax assets, net of valuation allowance	5,378	3,754
Deferred tax liabilities:
Capitalized internal-use software costs	(3,223)	(2,477)
Intangibles	(1,076)	(42)
Property, plant and equipment	(153)	—
Total deferred tax liabilities	(4,452)	(2,519)
Net deferred tax assets	$926	$1,235

Summary of Rollforward of Valuation Allowance
The following table presents a rollforward of the valuation allowance (in thousands):

	Year Ended December 31,
	2018	2019	2020
Balance at beginning of period	$20,620	$34,435	$45,180
Increase in valuation allowance	13,815	10,745	12,045
Balance at end of period	$34,435	$45,180	$57,225

Schedule of Gross Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2018	2019	2020
Beginning of period	$218	$383	$550
Current year tax position increases	165	167	24
End of period	$383	$550	$574